Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Summary of Categories of Share Options) (Details) - Sogou [Member] - Sogou 2010 Share Incentive Plan [Member]
shares in Thousands
Dec. 31, 2018 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	38,611
Number of shares under granted share options for purposes of share-based compensation expense	36,123
Number of shares under vested and exercisable share options	30,476
Number of shares under exercised share options	29,678
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	29,687
Number of shares under granted share options for purposes of share-based compensation expense	27,199
Number of shares under vested and exercisable share options	27,060
Number of shares under exercised share options	26,592
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	1,674
Number of shares under granted share options for purposes of share-based compensation expense	1,674
Number of shares under vested and exercisable share options	486
Number of shares under exercised share options	156
IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	7,250
Number of shares under granted share options for purposes of share-based compensation expense	7,250
Number of shares under vested and exercisable share options	2,930
Number of shares under exercised share options	2,930